Financial instruments - Fair values and risk management - Jet fuel and carbon credits price risk (Details) € in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€) $ / t £ / Right € / Right	Mar. 31, 2024 EUR (€) £ / Right $ / t € / Right	Mar. 31, 2023 EUR (€) $ / t
Jet fuel risk
Disclosure of detailed information about financial instruments [line items]
Percentage of Reasonably Possible Increase (decrease) in Risk Assumption	10.00%
Increase (Decrease) in Profit and Loss Due to Reasonably Possible Decrease in Designated Risk Component	€ 0	€ 0
Percentage of Reasonably Possible Decrease in Risk Assumption	10.00%
Increase (Decrease) in Profit and Loss Due to Reasonably Possible Increase in Designated Risk Component	€ 0	0
Percentage of Reasonably Possible Increase in Risk Assumption	10.00%
Increase (Decrease) In Equity Due To Reasonably Possible decrease In Designated Risk Component	€ (286)	(254)
Increase (Decrease) In Equity Due To Reasonably Possible Increase In Designated Risk Component	€ 286	254
Jet fuel risk | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Hedging percentage, policy	90.00%
Estimated percentage of jet fuel expenses covered by hedging contracts as of reporting date	77.00%
Jet fuel risk | Cash Flow Hedges | Jet Fuel Hedges
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness charge	€ 0	0	€ 0
Jet fuel risk | Cash Flow Hedges | Jet fuel forward contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 3,500	€ 2,700	€ 3,300
Average Hedged Rate Per Tonne | $ / t	761	795	885
Jet fuel risk | Minimum | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Hedging contracts, period covered	18 months
Jet fuel risk | Maximum | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Hedging contracts, period covered	24 months
Carbon price risk
Disclosure of detailed information about financial instruments [line items]
Percentage of Reasonably Possible Increase (decrease) in Risk Assumption	10.00%
Increase (Decrease) in Profit and Loss Due to Reasonably Possible Decrease in Designated Risk Component	€ 0	€ 0
Percentage of Reasonably Possible Decrease in Risk Assumption	10.00%
Increase (Decrease) in Profit and Loss Due to Reasonably Possible Increase in Designated Risk Component	€ 0	0
Percentage of Reasonably Possible Increase in Risk Assumption	10.00%
Increase (Decrease) In Equity Due To Reasonably Possible decrease In Designated Risk Component	€ (37)	(74)
Increase (Decrease) In Equity Due To Reasonably Possible Increase In Designated Risk Component	€ 37	€ 72
Carbon price risk | Cash Flow Hedges | Carbon rights contracts
Disclosure of detailed information about financial instruments [line items]
Estimated percentage of jet fuel expenses covered by hedging contracts as of reporting date		100.00%
Estimated percentage of carbon emission rights in next financial year covered by hedging contracts as of reporting date	85.00%
Carbon price risk | Cash Flow Hedges | European Union Allowance (EUA), carbon rights
Disclosure of detailed information about financial instruments [line items]
Hedged purchase price per unit | € / Right	65	76
Carbon price risk | Cash Flow Hedges | United Kingdom Allowance (UKA), carbon rights
Disclosure of detailed information about financial instruments [line items]
Hedged purchase price per unit | £ / Right	58	66